Regulatory Matters	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Regulated Operations [Abstract]
REGULATORY MATTERS
2. REGULATORY MATTERS
Regulatory Assets and Liabilities
We are subject to rate regulation and our financial statements reflect regulatory assets and liabilities in accordance with accounting standards related to the effect of certain types of regulation. Regulatory assets and liabilities represent probable future revenues that will be recovered from or refunded to customers through the ratemaking process based on PURA and/or the PUCT’s orders, precedents or substantive rules. Rate regulation is premised on the full recovery of prudently incurred costs and a reasonable rate of return on invested capital subject to PUCT review for reasonableness. Regulatory decisions can have an impact on the recovery of costs, the rate earned on invested capital and the timing and amount of assets to be recovered by rates.
Components of our regulatory assets and liabilities and their remaining recovery periods as of September 30, 2022 are provided in the table below. Amounts not currently earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period At September 30, 2022	At September 30, 2022	At December 31, 2021
Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$309	$328
Employee retirement costs being amortized	5 years	166	193
Employee retirement costs incurred since the last rate review period (b)	To be determined	93	99
Self-insurance reserve (primarily storm recovery costs) being amortized	5 years	191	223
Self-insurance reserve incurred since the last rate review period (primarily storm related) (b)	To be determined	542	373
Debt reacquisition costs	Lives of related debt	16	19
Under-recovered AMS costs	5 years	112	128
Energy efficiency performance bonus (a)	1 year or less	36	31
Wholesale distribution substation service	To be determined	89	75
Unrecovered expenses related to COVID-19 (b)	To be determined	37	35
Recoverable deferred income taxes – net	Various	22	16
Uncollectible payments from REPs (b)	To be determined	8	9
Other regulatory assets	Various	25	18

Total regulatory assets		1,646	1,547

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,412	1,348
Excess deferred taxes	Primarily over lives of related assets	1,392	1,442

Over-recovered wholesale transmission service expense (a)	1 year or less	85	7
Unamortized gain on reacquisition of debt	Lives of related debt	25	26
Employee retirement costs over-recovered since last rate review period (b)	To be determined	55	39
Other regulatory liabilities	Various	31	14

Total regulatory liabilities		3,000	2,876

Net regulatory assets (liabilities)		$(1,354)	$(1,329)

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery/refund is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
2022 Base Rate Review (PUCT Docket No. 53601)
In May 2022, we filed a request for a base rate review with the PUCT and the 209 cities in our service territory that have retained original jurisdiction over rates. The rate review test year is based on calendar year 2021 results with certain adjustments. The rate review includes a request for an average annual revenue requirement increase over current adjusted rates of 4.5% and, if approved as requested, would result in an aggregate annual revenue requirement increase of approximately $251 million. The rate review also requests a revised regulatory capital structure ratio of 55% debt to 45% equity and an authorized return on equity of 10.3%. Our current authorized regulatory capital structure ratio is 57.5% debt to 42.5% equity and our current authorized return on equity is 9.8%. A hearing on the merits was held before the State Office of Administrative Hearings from September 26, 2022 to October 4, 2022, and a proposal for decision is expected from the administrative law judges to the PUCT for its consideration by December 27, 2022. Resolution of the base rate review requires issuance of a final order by the PUCT, which is expected by the end of the first quarter of 2023, and new rates would go into effect following issuance of that order.
PUCT Project No. 50664, Issues Related to the State of Disaster for the Coronavirus Disease 2019
In March 2020, the PUCT issued an order in PUCT Project No. 50664,
Issues Related to the State of Disaster for the Coronavirus Disease 2019
, authorizing transmission and distribution utilities to use a regulatory asset accounting mechanism and a subsequent process to seek future recovery of expenses resulting from the effects of the
COVID-19
pandemic. Since then, we have been recording incremental costs incurred by Oncor resulting from the effects of the
COVID-19
pandemic, including costs relating to the implementation of our pandemic readiness plan, as a regulatory asset. At September 30, 2022 and December 31, 2021, the balance of this regulatory asset was $37 million and $35 million, respectively.

2. REGULATORY MATTERS
Regulatory Assets and Liabilities
Recognition of regulatory assets and liabilities and the periods over which they are to be recovered or refunded through rate regulation reflect the decisions of the PUCT. Components of our regulatory assets and liabilities and their remaining recovery periods as of December 31, 2021 are provided in the table below. Amounts not earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period at December 31, 2021	At December 31,
		2021	2020

Regulatory assets:

Employee retirement liability (a)(b)(c)	To be determined	$328	$672
Employee retirement costs being amortized	6 years	193	227
Employee retirement costs incurred since the last rate review period (b)	To be determined	99	67
Self-insurance reserve (primarily storm recovery costs) being amortized	6 years	223	266
Self-insurance reserve incurred since the last rate review period (primarily storm related) (b)	To be determined	373	256
Debt reacquisition costs	Lives of related debt	19	25
Under-recovered AMS costs	6 years	128	149
Energy efficiency performance bonus (a)	1 year or less	31	14
Wholesale distribution substation service	To be determined	75	55
Unrecovered expenses related to COVID-19	To be determined	35	27
Recoverable deferred income taxes—net	Various	16	9
Uncollectible payments from REPs (b)	To be determined	9	—
Other regulatory assets	Various	18	12

Total regulatory assets		1,547	1,779

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,348	1,262
Excess deferred taxes	Primarily over lives of related assets	1,442	1,508
Over-recovered wholesale transmission service expense (a)	1 year or less	7	52
Unamortized gain on reacquisition of debt	Lives of related debt	26	27
Employee retirement costs over-recovered since last rate review period (b)	To be determined	39	—
Other regulatory liabilities	Various	14	6

Total regulatory liabilities		2,876	2,855

Net regulatory assets (liabilities)		$(1,329)	$(1,076)

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery/refund is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
PUCT Project No. 50664
Issues Related to the State of Disaster for the Coronavirus Disease 2019
In March 2020, the PUCT issued an order in PUCT Project No. 50664,
Issues Related to the State of Disaster for the Coronavirus Disease 2019
, authorizing transmission and distribution utilities to use a regulatory asset accounting mechanism and a subsequent process to seek future recovery of expenses resulting from the effects of the
COVID-19
pandemic. Since then, we have been recording incremental costs incurred by Oncor resulting from the effects of the
COVID-19
pandemic, including costs relating to the implementation of our pandemic response plan, as a regulatory asset. We recorded
$
35
 million and $
21
 million, at December
31
,
2021
and
2020
, respectively, with respect to this regulatory asset. For more information on regulatory assets and liabilities, see Note
1
.